Banking facilities (Tables)	12 Months Ended
Mar. 31, 2014
Banking and Thrift [Abstract]
General banking facilities

The Group's general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2014
	2013	2014	2013	2014	2013	2014	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	6,154	2,788	3,703	3,366	2,451

Including sub-limit of:

Notes payable	4,487	4,487	2,276	2,527	2,211	1,960	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	180	630	461	11	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	332	546	2,068	1,854	HIBOR* +1.5%	Repayable in 60 days

Other facilities
Export Documentary Credits	1,923	1,923	-	-	1,923	1,923
Term Loan(1)	1,923	2,621	1,025	1,774	898	847	HIBOR* +2.25%	Revolving loan is repayable in 90 days. Term loan is repayable monthly over the 3-year term.

	10,000	10,698	3,813	5,477	6,187	5,221

Short-term borrowings	The weighted average interest rates of short-term borrowings of the Group are as follows:
	As of March 31,
	2013	2014

Bank overdrafts	6.00%	6.00%
Notes payable	2.92%	2.96%
Term Loan	2.47%	2.47%